EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended				3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Mar. 31, 2011
Common stock
Ordinary shares, issued	942	942			942
Purchase of treasury shares	$ 533,000,000		$ 400,000,000		$ 533,000,000	$ 400,000,000
Treasury Stock Shares Acquired	11.9		7.9
Stock Repurchase Program, Authorized Amount		$ 3,000,000,000		$ 1,000,000,000